Provisions and other long-term liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Provisions And Other Long term Liabilities [Abstract]
Disclosure of provisions [text block]

Note 29     Provisions and other long-term liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
At January 1, 2018	38,075	1,452	6,757	46,284
Addition to provision	462	—	1,039	1,501
Recovery of abandonment costs and other	(4,817)	—	(1,099)	(5,916)
Acquisitions	9,738	—	—	9,738
Exchange difference	1,823	—	(46)	1,777
Foreign currency translation	(1,648)	—	—	(1,648)
Amortization	—	(1,005)	—	(1,005)
Unwinding of discount	3,250	—	173	3,423
Unused amounts reversed	—	—	(2,093)	(2,093)
Amounts used during the year	(750)	—	(124)	(874)
Liabilities associated with assets held for sale	(5,816)	—	(2,794)	(8,610)
At December 31, 2018	40,317	447	1,813	42,577
Addition to provision	13,299	2,267	1,867	17,433
Exchange difference	375	(18)	(48)	309
Foreign currency translation	(334)	—	—	(334)
Amortization	—	(429)	—	(429)
Unwinding of discount	3,573	—	77	3,650
Amounts used during the year	(1,117)	—	(27)	(1,144)
At December 31, 2019	56,113	2,267	3,682	62,062

The provision for asset retirement obligation relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

Deferred income relates to contributions received to improve the project economics of the gas wells in Chile and government grants relating to the purchase of property, plant and equipment in Colombia. The amortization is in line with the related assets.